UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------



                       THE ADVISORS' INNER CIRCLE FUND II


                          CHAMPLAIN SMALL COMPANY FUND


                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2008




                               INVESTMENT ADVISER:
                       CHAMPLAIN INVESTMENT PARTNERS, LLC



--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ......................................................    1

Top Ten Common Stock Holdings .............................................    4

Schedule of Investments ...................................................    5

Statement of Assets and Liabilities .......................................    9

Statement of Operations ...................................................   10

Statement of Changes in Net Assets ........................................   11

Financial Highlights ......................................................   12

Notes to Financial Statements .............................................   13

Disclosure of Fund Expenses ...............................................   19

Approval of Investment Advisory Agreement .................................   21
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-773-3238; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
January 31, 2008

Dear Shareholders,

During the six month period ending January 31, 2008, your Fund returned (2.94)% compared to a (7.51)% return for the Russell 2000 Index. For the full year ending January 31, 2008, your Fund returned 2.37% compared to (9.79)% for the Russell 2000 Index. Since its inception on December 1, 2004 (a little more than three years), your Fund has returned 33.98% cumulative and 9.68% annualized basis compared to a 16.87% cumulative and 5.04% annualized return for the Russell 2000 Index.

Although it is never pleasant to experience negative returns, the Fund's relatively strong returns in a difficult period of market volatility such as we have experienced over the past year suggest our process-led efforts to avoid undue business risk and valuation risk are helping.

Over the past year, strong returns by our technology and healthcare holdings, coupled with limited exposure to the worst performing financials and consumer discretionary stocks, contributed the most to our favorable relative returns. The acquisition of Kyphon by Medtronic and Cisco's purchase of WebEx Communications affirmed our valuation work and our enthusiasm for both companies. It was particularly gratifying to have strategic buyers like Medtronic and Cisco buy your holdings at a premium. The large contribution to returns made by Concur Technologies and Taleo also affirmed our early enthusiasm for selected software companies selling value adding niche applications as a service.

With home values in decline and foreclosure rates still going up in many markets across the country, there may well be more economic pain for consumers before the healing begins. To be sure, the complexity and lack of transparency for our capital markets and the magnitude of the asset write downs/losses associated with the unwinding of an unprecedented buildup of debt (easy credit) over the past several years is likely to prolong the healing process. Indeed, credit conditions remain unusually hostile, despite the Federal Reserve's efforts to facilitate borrowing by slashing short-term interest rates and providing massive liquidity to the banking system. Thus, we expect to see the consumer-side of the economy continue to struggle for some time and we doubt a sharp rebound in domestic consumption trends will develop over the intermediate term.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
Despite the consumer spending and capital market headwinds, we are becoming more optimistic about the future returns that might be produced by our strategy over the next 3-5 years as valuations for a good number of high quality companies that we own have sharply compressed over the past couple of months. Importantly, we continue to find a surplus of opportunities in the health care sector. Demographics and the need to cut costs are driving demand for better and more cost effective devices, therapies and diagnostics. Many American industrial companies are also creating wind for their sails by rapidly developing more efficient and feature rich -- if not game changing -- products with the help of design/prototype technology and the application of semiconductors and software. A sincere commitment to quality and a weak U.S. Dollar only enhance the competitive position of domestic manufacturers around the globe. Indeed, your Fund is currently over-weighted in the healthcare and industrial sectors while it remains underweighted in the consumer discretionary and financial sectors.

We believe that sound investment processes employ a long-term investment horizon. Accordingly, our goal is to have your Fund outperform the popular small cap benchmarks and peer-group funds by a noticeable margin every three-year period but it ought to be compelling every five-year period. To be sure, we don't expect to outperform in all market environments as we will remain highly disciplined with the execution of our investment process. Since our process has always been focused on owning high quality companies that are trading below intrinsic or Fair Value, our process typically has lagged behind the benchmarks during periods of speculation or when animal spirits are running wildest during the most powerful stages of a bull market. After a strong run of relative performance such as our strategy has experienced over the past year, we are cognizant that the stock market environment may change as investors attempt to take advantage of beaten down stocks which are perceived as bargains. Recently, the Federal Reserve and politicians from both political parties seem increasingly ready to use any and all measures to avoid the pain associated with a domestic recession. It remains to be seen if their efforts to soften the economy's process of correcting for prior period excesses will improve or diminish the efficiency of capital allocation within our economy. However, we are a bit skeptical that these measures will produce all of the intended consequences that investors hope for and expect.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
Finally, on behalf of all of us at Champlain Investment Partners, let me remind the long-term shareholders and inform the newer ones of our appreciation for the opportunity we have to manage a portion of your assets.

Sincerely,

/s/ Scott T. Brayman

Scott T. Brayman, CFA

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUND AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
                         TOP TEN COMMON STOCK HOLDINGS*
--------------------------------------------------------------------------------
               Waste Connections ........................  2.21%

               Healthcare Realty Trust ..................  2.20%

               AptarGroup ...............................  2.18%

               Bright Horizons Family Solutions .........  2.10%

               ABM Industries ...........................  2.04%

               Digital River ............................  2.03%

               Euronet Worldwide ........................  2.00%

               West Pharmaceutical Services .............  1.86%

               American Medical Systems Holdings ........  1.86%

               Sensient Technologies ....................  1.78%
--------------------------------------------------------------------------------
* PERCENTAGES BASED ON TOTAL INVESTMENTS. SHORT-TERM INVESTMENTS ARE NOT SHOWN IN THE TOP TEN CHART.

THE ADVISORS' INNER CIRCLE FUND II
                                                                CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

20.0%   Industrials
16.8%   Health Care
15.5%   Information Technology
13.8%   Financials
10.1%   Consumer Discretionary
 7.0%   Energy
 6.6%   Consumer Staples
 6.2%   Repurchase Agreement
 4.0%   Materials

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.6%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   ------------
CONSUMER DISCRETIONARY -- 10.1%
   Bright Horizons Family Solutions* ............        168,000   $  7,151,760
   Gentex .......................................        292,500      4,639,050
   Harte-Hanks ..................................        191,000      3,059,820
   Matthews International, Cl A .................        109,000      5,326,830
   Panera Bread, Cl A* ..........................        109,000      4,118,020
   Regis ........................................        110,000      2,786,300
   Stewart Enterprises, Cl A ....................        812,000      5,781,440
   Universal Technical Institute* ...............        109,500      1,629,360
                                                                   ------------
                                                                     34,492,580
                                                                   ------------
CONSUMER STAPLES -- 6.6%
   Chattem* .....................................         14,500      1,112,440
   Del Monte Foods ..............................        652,500      5,852,925
   Hain Celestial Group* ........................        102,500      2,767,500
   Lancaster Colony .............................        133,000      4,636,380
   Lance ........................................        133,000      2,437,890
   WD-40 ........................................        173,000      5,840,480
                                                                   ------------
                                                                     22,647,615
                                                                   ------------
ENERGY -- 7.0%
   Berry Petroleum, Cl A ........................         36,500      1,367,655
   Cal Dive International* ......................        184,500      1,749,060
   Complete Production Services* ................        183,000      2,909,700
   Comstock Resources* ..........................         88,500      2,805,450
   Encore Acquisition* ..........................         73,000      2,379,800
   Helix Energy Solutions* ......................         73,000      2,698,810

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II
                                                                CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                    ------------   ------------
ENERGY -- CONTINUED
   Superior Well Services* ......................         52,600   $  1,025,174
   TETRA Technologies* ..........................        218,000      3,411,700
   W-H Energy Services* .........................         43,500      2,116,275
   Whiting Petroleum* ...........................         65,200      3,503,848
                                                                   ------------
                                                                     23,967,472
                                                                   ------------
FINANCIALS -- 13.7%
   Boston Private Financial Holdings ............        161,000      3,675,630
   Cathay General Bancorp .......................         58,000      1,503,940
   CoBiz Financial ..............................         59,000        843,700
   Columbia Banking System ......................         44,500      1,144,095
   East West Bancorp ............................         59,000      1,419,540
   First Mercury Financial* .....................        147,500      2,818,725
   First Midwest Bancorp ........................         96,000      2,995,200
   FirstService* ................................         44,000        992,200
   Frontier Financial ...........................         36,000        732,960
   Glacier Bancorp ..............................         72,000      1,339,920
   Healthcare Realty Trust ......................        290,000      7,490,700
   Independent Bank .............................         72,000      2,090,880
   National Financial Partners ..................         44,500      1,606,450
   Navigators Group* ............................         88,100      5,086,013
   Philadelphia Consolidated Holding* ...........        110,500      3,955,900
   PrivateBancorp ...............................         59,000      2,171,200
   Prosperity Bancshares ........................         72,000      2,070,000
   RLI ..........................................         36,800      2,075,520
   Sterling Bancshares ..........................         87,100        873,613
   UCBH Holdings ................................        146,500      2,068,580
                                                                   ------------
                                                                     46,954,766
                                                                   ------------
HEALTH CARE -- 16.8%
   American Medical Systems Holdings* ...........        443,000      6,330,470
   ArthroCare* ..................................        125,500      5,023,765
   Bio-Rad Laboratories, Cl A* ..................         44,500      4,236,845
   Cooper .......................................        116,000      4,568,080
   ev3* .........................................        295,500      2,585,625
   Greatbatch* ..................................         50,900      1,149,322
   Healthways* ..................................         88,500      4,982,550
   Immucor* .....................................         59,000      1,701,560

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II
                                                                CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
HEALTH CARE -- CONTINUED
   Integra LifeSciences Holdings* ...............        110,500   $  4,596,800
   Luminex* .....................................        221,500      3,315,855
   Martek Biosciences* ..........................         37,500      1,068,750
   NuVasive* ....................................         72,000      2,837,520
   SonoSite* ....................................         72,500      2,525,175
   Techne* ......................................         36,500      2,372,500
   West Pharmaceutical Services .................        162,500      6,353,750
   Wright Medical Group* ........................        133,000      3,630,900
                                                                   ------------
                                                                     57,279,467
                                                                   ------------
INDUSTRIALS -- 19.9%
   ABM Industries ...............................        336,500      6,972,280
   Administaff ..................................        117,000      3,511,170
   Belden .......................................         58,500      2,474,550
   Brady, Cl A ..................................        118,500      3,598,845
   CLARCOR ......................................        131,000      4,913,810
   CoStar Group* ................................         88,000      3,725,920
   First Advantage, Cl A* .......................        145,000      2,354,800
   Forward Air ..................................         73,000      2,263,000
   G&K Services, Cl A ...........................         73,000      2,917,810
   HEICO, Cl A ..................................         88,500      3,096,615
   IDEX .........................................        109,500      3,419,685
   Kaydon .......................................         87,000      3,801,030
   Kennametal ...................................         43,700      1,338,531
   Landstar System ..............................        108,000      5,403,240
   RBC Bearings* ................................         88,000      2,634,720
   Schawk .......................................        290,000      4,164,400
   UTi Worldwide ................................        218,000      4,076,600
   Waste Connections* ...........................        258,500      7,537,860
                                                                   ------------
                                                                     68,204,866
                                                                   ------------
INFORMATION TECHNOLOGY -- 15.5%
   Blackbaud ....................................        110,500      3,057,535
   Blackboard* ..................................        109,500      3,830,310
   Concur Technologies* .........................         74,500      2,611,970
   Digital River* ...............................        185,000      6,937,500
   Entegris* ....................................        221,500      1,705,550
   Euronet Worldwide*                                    258,500      6,834,740

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                       SHARES          VALUE
                                                    ------------   ------------
INFORMATION TECHNOLOGY -- CONTINUED
   FARO Technologies* ...........................         74,000   $  1,767,120
   Jack Henry & Associates ......................        182,000      4,473,560
   Metavante Technologies* ......................        109,000      2,414,350
   MIPS Technologies, Cl A* .....................        519,500      2,311,775
   National Instruments .........................        110,000      2,954,600
   NeuStar, Cl A* ...............................         80,500      2,391,655
   NIC ..........................................         22,500        160,875
   RightNow Technologies* .......................        286,900      2,934,987
   Stratasys* ...................................         37,000        817,700
   TIBCO Software* ..............................        369,000      2,745,360
   Wright Express* ..............................        168,000      5,029,920
                                                                   ------------
                                                                     52,979,507
                                                                   ------------
MATERIALS -- 4.0%
   AptarGroup ...................................        197,500      7,449,700
   Sensient Technologies ........................        229,000      6,082,240
                                                                   ------------
                                                                     13,531,940
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $335,493,404) .......................                   320,058,213
                                                                   ------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.2%
--------------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT          VALUE
                                                    ------------   ------------
   Morgan Stanley
      2.750%, dated 01/31/08, to be repurchased
      on 02/01/08, repurchase price $21,050,232
      (collateralized by a U.S. Treasury Inflationary
      Index Note, par value $21,295,504, 3.625%,
      04/15/28; total market value $21,469,702)
      (Cost $21,048,624) ........................   $ 21,048,624     21,048,624
                                                                   ------------
   TOTAL INVESTMENTS -- 99.8%
      (Cost $356,542,028) .......................                  $341,106,837
                                                                   ============
Percentages are based on Net Assets of $341,827,191.
* Non-income producing security.
Cl -- Class

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2008
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
Investments at Value (Cost $335,493,404) .......................   $320,058,213
Repurchase Agreement, at Value (Cost $21,048,624) ..............     21,048,624
Receivable for Capital Shares Sold .............................      3,917,814
Receivable for Investment Securities Sold ......................      1,374,649
Receivable for Dividends and Interest ..........................        112,216
Prepaid Expenses ...............................................         14,414
                                                                   ------------
   TOTAL ASSETS ................................................    346,525,930
                                                                   ------------
LIABILITIES:
Payable for Investment Securities Purchased ....................      3,222,157
Payable for Capital Shares Redeemed ............................      1,095,861
Payable due to Investment Adviser ..............................        250,861
Payable due to Distributor .....................................         66,810
Payable due to Administrator ...................................         26,219
Payable due to Trustees ........................................          2,989
Chief Compliance Officer Fees Payable ..........................          1,853
Other Accrued Expenses .........................................         31,989
                                                                   ------------
   TOTAL LIABILITIES ...........................................      4,698,739
                                                                   ------------
NET ASSETS .....................................................   $341,827,191
                                                                   ============
--------------------------------------------------------------------------------
NET ASSETS CONSISTS OF:
--------------------------------------------------------------------------------
Paid-in Capital ................................................   $359,059,496
Accumulated Net Investment Loss ................................       (330,494)
Accumulated Net Realized Loss on Investments ...................     (1,466,620)
Net Unrealized Depreciation on Investments .....................    (15,435,191)
                                                                   ------------
   NET ASSETS ..................................................   $341,827,191
                                                                   ============

ADVISOR CLASS SHARES:
   Shares Issued and Outstanding
      (unlimited authorization -- no par value) ................     28,273,442
NET ASSET VALUE, Offering and Redemption Price Per Share .......         $12.09
                                                                   ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CHAMPLAIN SMALL
                                                            COMPANY FUND FOR
                                                            THE SIX MONTHS ENDED
                                                            JANUARY 31, 2008
                                                            (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ......................................................   $  1,066,758
Interest .......................................................        710,678
                                                                   ------------
   TOTAL INVESTMENT INCOME .....................................      1,777,436
                                                                   ------------
EXPENSES
Investment Advisory Fees .......................................      1,355,203
Distribution Fees ..............................................        376,445
Administration Fees ............................................        145,639
Chief Compliance Officer Fees ..................................          4,784
Trustees' Fees .................................................          3,293
Transfer Agent Fees ............................................        129,792
Legal Fees .....................................................         18,096
Printing Fees ..................................................         17,389
Registration Fees ..............................................         16,845
Custodian Fees .................................................         11,422
Audit Fees .....................................................         10,195
Insurance and Other Expenses ...................................          3,971
                                                                   ------------
   TOTAL EXPENSES ..............................................      2,093,074
                                                                   ------------
Less: Advisory Fee Recaptured (See Note 5) .....................         26,240
      Fees Paid Indirectly (See Note 4) ........................        (11,384)
                                                                   ------------
   NET EXPENSES ................................................      2,107,930
                                                                   ------------
NET INVESTMENT LOSS ............................................       (330,494)
                                                                   ------------
NET REALIZED GAIN ON INVESTMENTS ...............................      6,853,481
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS ...........    (20,776,105)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ................    (13,922,624)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........   $(14,253,118)
                                                                   ============




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   SIX MONTHS
                                                     ENDED            YEAR
                                                   JANUARY 31,        ENDED
                                                      2008           JULY 31,
                                                   (UNAUDITED)         2007
                                                  ------------     ------------

OPERATIONS:
   Net Investment Loss .......................    $   (330,494)    $   (433,806)
   Net Realized Gain on Investments ..........       6,853,481       11,953,740
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments ...........     (20,776,105)       7,119,884
                                                  ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ...............     (14,253,118)      18,639,818
                                                  ------------     ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Realized Gain .........................     (19,536,170)      (1,672,123)
                                                  ------------     ------------
     TOTAL DIVIDENDS AND DISTRIBUTIONS .......     (19,536,170)      (1,672,123)
                                                  ------------     ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ....................................     148,188,699      197,956,944
   Reinvestment of Distributions .............      19,064,497        1,612,398
   Redeemed ..................................     (34,758,544)     (21,824,793)
                                                  ------------     ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS ......................     132,494,652      177,744,549
                                                  ------------     ------------
     TOTAL INCREASE IN NET ASSETS ............      98,705,364      194,712,244
                                                  ------------     ------------
NET ASSETS:
   Beginning of Period .......................     243,121,827       48,409,583
                                                  ------------     ------------
   End of Period (including accumulated net
     investment loss of ($330,494) and $0,
     respectively) ...........................    $341,827,191     $243,121,827
                                                  ============     ============
SHARE TRANSACTIONS:
   Issued ....................................      11,144,559       15,524,833
   Reinvestment of Distributions .............       1,488,814          130,377
   Redeemed ..................................      (2,647,680)      (1,723,671)
                                                  ------------     ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
     SHARE TRANSACTIONS ......................       9,985,693       13,931,539
                                                  ============     ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                          FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

                                                          SIX MONTHS
                                                             ENDED             YEAR           YEAR         PERIOD
                                                          JANUARY 31,          ENDED          ENDED         ENDED
                                                              2008            JULY 31,       JULY 31,      JULY 31,
                                                          (UNAUDITED)           2007           2006          2005*
                                                          -----------         --------       --------      --------
Net Asset Value, Beginning of Period ..................    $  13.29           $  11.11       $ 11.18       $ 10.00
                                                           --------           --------       -------       -------
Income (Loss) from Operations:
Net Investment Loss(1) ................................       (0.01)             (0.04)        (0.02)        (0.04)
Net Realized and Unrealized
   Gain (Loss) on Investments .........................       (0.33)              2.43          0.17(2)       1.24
                                                           --------           --------       -------       -------
Total from Operations .................................       (0.34)              2.39          0.15          1.20
                                                           --------           --------       -------       -------
Dividends and Distributions from:
   Net Investment Income ..............................          --                 --         (0.01)        (0.02)
   Net Realized Gains .................................       (0.86)             (0.21)        (0.21)           --
                                                           --------           --------       -------       -------
Total Dividends and Distributions .....................       (0.86)             (0.21)        (0.22)        (0.02)
                                                           --------           --------       -------       -------
Net Asset Value, End of Period ........................    $  12.09           $  13.29       $ 11.11       $ 11.18
                                                           ========           ========       =======       =======
TOTAL RETURN+ .........................................       (2.94)%            21.69%+++      1.30%+++     11.98%+++
                                                           ========           ========       =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .................    $341,827           $243,122       $48,410       $11,797
Ratio of Expenses to Average Net Assets (including
   waivers, recaptures, and reimbursements, excluding
   fees paid indirectly) ..............................        1.41%**            1.41%         1.41%         1.40%**
Ratio of Expenses to Average Net Assets (including
   waivers, recaptures, reimbursements and fees paid
   indirectly) ........................................        1.40%**            1.40%         1.40%         1.40%**
Ratio of Expenses to Average Net Assets (excluding
   waivers, recaptures, reimbursements and fees paid
   indirectly) ........................................        1.39%**            1.49%         2.26%         5.95%**
Ratio of Net Investment Loss to Average Net Assets ....       (0.22)%**          (0.33)%       (0.22)%       (0.53)%**
Portfolio Turnover Rate ...............................       32.60%             68.95%        93.85%        44.04%++

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++   NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER.
+++ TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD.
  *   COMMENCED OPERATIONS ON NOVEMBER 30, 2004.
 **   ANNUALIZED.
(1)   PER SHARE NET INVESTMENT LOSS CALCULATED USING AVERAGE SHARES.
(2) THE AMOUNT SHOWN FOR THE YEAR ENDED JULY 31, 2006 FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE TIMING OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2008

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with fourteen funds. The financial statements herein are those of the Champlain Small Company Fund (the "Fund"). The investment objective of the Fund is capital appreciation. The Fund invests primarily (at least 80% of its net assets) in common stocks of small companies with market capitalization of less than $2.5 billion. The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund currently offers Advisor Class Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Fund.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
      Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2008, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

   0.10% on the first $250 million of the Fund's average daily net assets; 0.08% on the next $250 million of the Fund's average daily net assets; and 0.06% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Fund has adopted a Distribution Plan (the "Plan") for the Advisor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to the Advisor Class Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2008, the Fund earned credits of $11,384, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
U.S. Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Champlain Investment Partners, LLC (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Advisor Shares of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.40% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, as it did during the six months ended January 31, 2008, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.40% to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three-year period. During the six months ended January 31, 2008, the Adviser recaptured $26,240 of prior expense limitation reimbursements. At January 31, 2008, the remaining amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the Fund was $457,726.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term securities, were $193,570,363 and $88,966,454 respectively, for the six months ended January 31, 2008. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
The tax character of dividends and distributions declared during the periods ended July 31, 2007 and July 31, 2006 was as follows:

                          ORDINARY       LONG-TERM
                           INCOME      CAPITAL GAIN      TOTAL
                       -------------  -------------   ------------
                2007     $1,334,283      $337,840      $1,672,123
                2006        369,840        11,491         381,331

As of July 31, 2007, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income                      $10,048,495
Undistributed Long-Term Capital Gain                 1,606,974
Unrealized Appreciation                              4,901,514
                                                   -----------
Total Distributable Earnings                       $16,556,983
                                                   ===========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at January 31, 2008 were as follows:

                       AGGREGATE GROSS   AGGREGATE GROSS
           FEDERAL        UNREALIZED        UNREALIZED     NET UNREALIZED
          TAX COST       APPRECIATION      DEPRECIATION     DEPRECIATION
        ------------     ------------      ------------     ------------
        $356,542,028     $17,633,781       $33,068,972      $(15,435,191)

8. OTHER:

At January 31, 2008, 54.89% of the total shares outstanding were held by three shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
9. ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial  Accounting  Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of January 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                BEGINNING     ENDING                   EXPENSE
                                 ACCOUNT      ACCOUNT    ANNUALIZED      PAID
                                  VALUE        VALUE       EXPENSE      DURING
                                 08/01/07    01/31/08      RATIOS       PERIOD*
--------------------------------------------------------------------------------
CHAMPLAIN SMALL COMPANY FUND
--------------------------------------------------------------------------------
ACTUAL PORTFOLIO RETURN         $1,000.00   $   970.60      1.40%        $6.95
HYPOTHETICAL 5% RETURN           1,000.00     1,018.15      1.40          7.12
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT. Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Fund may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on November 13-14, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, received and reviewed written materials from the Adviser regarding, among other things:
(i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser's history and ownership structure. The Adviser's representative then reviewed the Adviser's success in gathering assets, marketing initiatives, and the Fund's holdings and sector allocations. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund's investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by the Adviser.

INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. The Board was provided with information regarding the Fund's performance since the Advisory Agreement was last approved, as well as information regarding the Fund's performance since its inception. The Board also compared the Fund's performance to its benchmark index and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of the Fund, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Fund's performance was generally favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Fund.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE. In concluding that the advisory fees payable by the Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Fund to the Adviser and the costs and other expenses incurred by the Adviser in providing advisory services. The Adviser's representatives then discussed the profits realized by the Adviser from its relationship with the Fund. The Trustees considered the information provided and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee appeared reasonable in light of the services rendered and was the result of arm's length negotiations, and that the Fund's advisory fee was comparable to the average advisory fees paid by similarly managed mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based  on the  Board's  deliberations  and  its  evaluation  of the  information
described  above,  the  Board,   including  all  of  the  Independent  Trustees,
unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreement for another year.

                                      NOTES

                          CHAMPLAIN SMALL COMPANY FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  866-773-3238

                                    ADVISER:
                       Champlain Investment Partners, LLC
                               346 Shelburne Road
                              Burlington, VT 05401

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103


          This information must be preceded or accompanied by a current prospectus for the Fund.

CSC-SA-001-0400

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund II


By (Signature and Title)*                    /s/ James F. Volk
                                             ------------------------
                                             James F. Volk, President

Date April 7, 2008





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             ------------------------
                                             James F. Volk, President

Date April 7, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             ------------------------
                                             Michael Lawson, Controller and CFO

Date April 7, 2008

* Print the name and title of each signing officer under his or her signature.